AIG RETIREMENT COMPANY I
Supplement to Statement of Additional Information
dated March 10, 2008
Effective May 14, 2008, the portfolio manager of Evergreen Investment Management Company, LLC’s (“Evergreen”) Small-Mid Growth team responsible for managing a portion of the Small-Mid Growth Fund’s assets was replaced by a team of portfolio managers. The following disclosure, which lists the number of accounts/funds and the assets in those accounts/funds that are managed by each portfolio manager, replaces previous disclosure regarding Mr. Donald Bisson in the section titled “Portfolio Managers” under the heading “Other Accounts,” beginning on page 43:

			Other Accounts
			(As of March 31, 2008)
			Registered Investment		Pooled Investment
			Companies		Vehicles		Other Accounts
			No. of	Assets	No. of	Assets	No. of	Assets
Fund	Sub-adviser	Portfolio Manager	Accounts	($ millions)	Accounts	($ millions)	Accounts	($ millions)
Small-Mid Growth Fund	Evergreen (Small-Mid Growth Team)	Doerr, Kenneth J.	2	$688	0	—	15	$646
		Evans, Lori S.	2	$688	0	—	15	$646
		Johnson, Julian J.	2	$688	0	—	15	$646
		Junkin, Robert	5	$1,423	0	—	15	$646
In the section titled “Portfolio Managers” under the heading “Compensation” beginning on page 47, the investment performance benchmarks by which each portfolio manager’s bonus is determined is amended to include the following information:
•	Robert Junkin: Callan SMID Growth Index, Lipper Health Care Index and Lipper Mid Cap Growth Index.

•	Kenneth Doerr: Callan Large Cap Growth, Lipper Emerging Market, Lipper Global Small/Mid Cap Core, Lipper International Multi Cap Core, Lipper Small-Cap Value Lipper Small-Cap Growth, Lipper Equity Income, Lipper Large Cap Core, Lipper Large Cap Growth, Lipper Multi Cap Growth, Lipper Mid-Cap Growth, Callan SMID Growth Index, Lipper Mixed-Asset Target Alloc Consv, Lipper Mixed-Asset Target Alloc Growth, Lipper Healthcare, Lipper Gold Oriented, Callan International Equity Core and Lipper Utility.

•	Lori S. Evans: Callan SMID Growth Index and Lipper Mid Cap Growth Index.

•	Julian J. Johnson: Callan SMID Growth Index and Lipper Mid Cap Growth Index.
In addition, the portfolio managers listed above do not own any shares of the ARC I Small-Mid Growth Fund.
Date: May 14, 2008